PROPERTY, PLANT AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Total cost		$ 14,030	$ 13,551
Total accumulated depreciation		10,952	10,761
Depreciated cost		$ 3,078	$ 2,790
Write-offs of property, plant and equipment
Depreciation expenses		$ 651	$ 690	$ 752
Factory buildings [Member]
Property, Plant and Equipment [Line Items]
Total cost		1,989	1,989
Total accumulated depreciation		1,958	1,898
Other Building [Member]
Property, Plant and Equipment [Line Items]
Total cost		1,291	1,366
Total accumulated depreciation		777	726
Machinery and equipment [Member]
Property, Plant and Equipment [Line Items]
Total cost	[1]	9,822	9,530
Total accumulated depreciation	[1]	7,743	$ 7,693
Write-offs of property, plant and equipment		191		$ 333
Office furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Total cost		628	$ 435
Total accumulated depreciation		353	332
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Total cost		300	231
Total accumulated depreciation		$ 121	$ 112

[1]	Includes machinery at cost of $374 and accumulated depreciation of $37, which are under operating leases to customers.